Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
WisdomTree Global High Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following criteria: (i) payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual Index screening date; (ii) market capitalization of at least $2 billion; (iii) average daily dollar trading volume of at least $100,000 for three months preceding the Index screening date (at least $200,000 for each of the six months preceding the Index screening date for emerging markets); and (iv) for non-U.S. securities, trading of at least 250,000 shares per month for each of the six months preceding the Index screening date. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual screening date is capped at 25%; however, sector and/or country weights may fluctuate above the specified cap in response to market conditions and/or the application of volume factor adjustments. The Index methodology applies a volume factor adjustment to reduce a component security’s weight in the Index and reallocate the reduction in weight pro rata among the other securities if, as of the annual Index screening date, a component security no longer meets certain trading volume thresholds. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

WisdomTree Investments, Inc. (“WisdomTree Investments”), as Index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of June 30, 2018, a significant portion of the Index is comprised of companies in the energy and financial sectors.

		To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.
  Cyber Security Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cyber security breaches.
  Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.
  Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
  Energy Sector Risk. The Fund currently invests a significant portion of its assets in the energy sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, oil, gas, and consumable fuel companies. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.
  Financial Sector Risk. The Fund currently invests a significant portion of its assets in the financial sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
  Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.
  Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies organized in the United States and Europe, although this may change from time to time. In June 2016, the United Kingdom voted in a referendum to leave the European Union (“EU”). It is currently expected that the United Kingdom will withdraw from the EU by March 29, 2019, followed by a transition period during which businesses and others prepare for the new post-Brexit rules to take effect on January 1, 2021. Brexit may have a significant impact on the economies of the United Kingdom and Europe as well as the broader global economy, which may result in increased volatility and illiquidity, and potentially lower economic growth in these markets.
  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.
  Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.
  Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
  Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.
  Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	<ul type="square"><li> Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.</li></ul>
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

		The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective of the Fund when it was the WisdomTree Europe Equity Income Fund and tracked the performance, before fees and expenses, of the WisdomTree Europe Equity Income Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return as of June 30, 2018 was (3.29)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	$ 726
2008	rr_AnnualReturn2008	(45.77%)
2009	rr_AnnualReturn2009	34.07%
2010	rr_AnnualReturn2010	5.74%
2011	rr_AnnualReturn2011	(2.86%)
2012	rr_AnnualReturn2012	14.46%
2013	rr_AnnualReturn2013	14.88%
2014	rr_AnnualReturn2014	(2.20%)
2015	rr_AnnualReturn2015	(7.09%)
2016	rr_AnnualReturn2016	14.05%
2017	rr_AnnualReturn2017	15.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
1 Year	rr_AverageAnnualReturnYear01	15.25%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	6.53%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	1.61%	[1],[2]
WisdomTree Global High Dividend Fund | Return After Taxes on Distributions | WisdomTree Global High Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.28%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.43%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.74%	[2]
WisdomTree Global High Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Global High Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%	[2]
5 Years	rr_AverageAnnualReturnYear05	4.87%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.17%	[2]
WisdomTree Global High Dividend Fund | WisdomTree Europe Equity Income/Global High Dividend Spliced Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.10%	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	6.59%	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	1.73%	[2],[3]
WisdomTree Global High Dividend Fund | MSCI Europe Value/AC World Spliced Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.97%	[2],[4]
5 Years	rr_AverageAnnualReturnYear05	10.80%	[2],[4]
10 Years	rr_AverageAnnualReturnYear10	3.24%	[2],[4]

[1]	Based on NAV
[2]	The Fund’s objective changed effective June 19, 2009. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Equity Income Index. As of June 19, 2009, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.
[3]	Reflects performance of the WisdomTree Europe Equity Income Index prior to June 19, 2009 and the WisdomTree Global High Dividend Index thereafter.
[4]	Reflects performance of the MSCI Europe Value Index prior to June 19, 2009 and the MSCI AC World Index thereafter.